UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	6/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman TargetHorizon ETF Portfolios, Inc.
Portfolios of Investments (unaudited)
June 30, 2008

TargETFund Core

	Shares or Principal Amount		Value

Exchange-Traded Funds 100.1%

Fixed-Income Funds 35.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	83,072	shs.	$8,423,501
iShares Lehman US Treasury Inflation Protected Securities Fund	117,579		12,680,895
Vanguard Total Bond Market ETF Fund	111,100		8,471,375

			29,575,771

US Large-Cap Fund 32.6%
SPDR Trust Series 1	214,700		27,477,306

REIT Fund 10.0%
Dow Jones Wilshire REIT ETF Fund	128,800		8,475,040

International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	197,200		8,465,796

US Mid-Cap Fund 7.4%
iShares Russell Midcap Index Fund	64,764		6,205,686

US Large- and Mid-Cap Fund 5.0%
iShares Dow Jones Select Dividend Index Fund	84,981		4,183,615

Total Exchange-Traded Funds			84,383,214

Repurchase Agreement 0.8%
Fixed Income Clearing Corporation, 1.75%, dated 6/30/2000, maturing 7/1/2008, collateralized by: $680,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $668,100	$644,000		644,000

Total Investments 100.9%			85,027,214
Other Assets Less Liabilities (0.9)%			(774,081)

Net Assets 100.0%			$84,253,133

TargETFund 2015
	Shares or Principal Amount		Value

Exchange-Traded Funds 99.8%

US Large-Cap Fund 23.3%
SPDR Trust Series 1	70,475	shs.	$9,019,391

US Mid-Cap Fund 20.2%
iShares Russell Midcap Index Fund	81,249		7,785,279

Fixed-Income Funds 16.8%
iShares iBoxx $ Investment Grade Corporate Bond Fund	37,924		3,845,494
iShares Lehman US Treasury Inflation Protected Securities Fund	14,700		1,585,395
Vanguard Total Bond Market ETF Fund	13,750		1,048,437

			6,479,326

US Small-Cap Fund 10.8%
iShares Russell 2000 Index Fund	60,342		4,165,408

International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	90,300		3,876,579

REIT Fund 10.0%
Dow Jones Wilshire REIT ETF Fund	58,900		3,875,620

Emerging Markets Fund 3.7%
Vanguard Emerging Markets ETF Fund	30,200		1,413,360

International Small-Cap Fund 3.6%
WisdomTree International SmallCap Dividend Fund	24,500		1,383,515

US Large- and Mid-Cap Fund 1.4%
iShares Dow Jones Select Dividend Index Fund	10,800		531,684

Total Exchange-Traded Funds			38,530,162

Repurchase Agreement 0.6%
Fixed Income Clearing Corporation, 1.75%, dated 6/30/2000, maturing 7/1/2008, collateralized by: $240,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $235,800	$225,000		225,000

Total Investments 100.4%			38,755,162
Other Assets Less Liabilities (0.4)%			(145,056)

Net Assets 100.0%			$38,610,106

TargETFund 2025

	Shares or Principal Amount		Value

Exchange-Traded Funds 99.7%

US Mid-Cap Fund 25.1%
iShares Russell Midcap Index Fund	107,901	shs.	$10,339,074

US Small-Cap Fund 22.1%
iShares Russell 2000 Index Fund	132,021		9,113,409

US Large-Cap Fund 17.7%
SPDR Trust Series 1	57,150		7,314,057

International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	96,400		4,138,452

Emerging Markets Fund 8.6%
Vanguard Emerging Markets ETF Fund	76,200		3,566,160

International Small-Cap Fund 8.5%
WisdomTree International SmallCap Dividend Fund	62,200		3,512,434

Fixed-Income Fund 5.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	20,300		2,058,420

REIT Fund 2.7%
Dow Jones Wilshire REIT ETF Fund	16,900		1,112,020

Total Exchange-Traded Funds			41,154,026

Repurchase Agreement 0.9%
Fixed Income Clearing Corporation, 1.75%, dated 6/30/2000, maturing 7/1/2008, collateralized by: $415,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $407,738	$395,000		395,000

Total Investments 100.6%			41,549,026
Other Assets Less Liabilities (0.6)%			(252,733)

Net Assets 100.0%			$41,296,293

TargETFund 2035

	Shares or Principal Amount		Value

Exchange-Traded Funds 99.7%

US Mid-Cap Fund 24.8%
iShares Russell Midcap Index Fund	19,100	shs.	$1,830,162

US Small-Cap Fund 24.7%
iShares Russell 2000 Index Fund	26,345		1,818,595

US Large-Cap Fund 15.0%
SPDR Trust Series 1	8,645		1,106,387

International Large-Cap Fund 10.2%
Vanguard Europe Pacific ETF Fund	17,500		751,275

Emerging Markets Fund 10.2%
Vanguard Emerging Markets ETF Fund	16,000		748,800

International Small-Cap Fund 9.9%
WisdomTree International SmallCap Dividend Fund	12,940		730,722

Fixed-Income Fund 4.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,600		365,040

Total Exchange-Traded Funds			7,350,981

Repurchase Agreement 0.2%
State Street Bank, 1.55%, dated 6/30/2000, maturing 7/1/2008, collateralized by: $20,000 Freddie Mac 5.625%, 11/23/2035, with a fair market value of $19,650	$15,000		15,000

Total Investments 99.9%			7,365,981
Other Assets Less Liabilities 0.1%			8,937

Net Assets 100.0%			$7,374,918

TargETFund 2045

	Shares	Value

Exchange-Traded Funds 100.0%

US Mid-Cap Fund 25.0%
iShares Russell Midcap Index Fund	12,495	$1,197,271

US Small-Cap Fund 24.7%
iShares Russell 2000 Index Fund	17,190	1,186,626

US Large-Cap Fund 15.2%
SPDR Trust Series 1	5,690	728,206

International Large-Cap Fund 10.1%
Vanguard Europe Pacific ETF Fund	11,275	484,036

Emerging Markets Fund 10.1%
Vanguard Emerging Markets ETF Fund	10,300	482,040

International Small-Cap Fund 9.9%
WisdomTree International SmallCap Dividend Fund	8,385	473,501

Fixed-Income Fund 5.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,375	240,825

Total Investments 100.0%		4,792,505
Other Assets Less Liabilities 0.0%		(217)

Net Assets 100.0%		$4,792,288

1.

Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds: Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, and Seligman TargETFund 2045. The Series was incorporated under the laws of the state of Maryland on July 6, 2005.

2.

Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary markets in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The following risks apply to some or all of the Exchange-traded funds (“ETFs”) in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds’ performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

3.

Federal Tax Information — At June 30, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

		Total Unrealized

Fund	Tax Basis Cost	Appreciation	Depreciation	Net Appreciation

TargETFund Core	$89,579,357	$1,043,908	$(5,596,051)	$(4,552,143)
TargETFund 2015	41,718,498	250,986	(3,214,322)	(2,963,336)
TargETFund 2025	45,320,679	—	(3,771,653)	(3,771,653)
TargETFund 2035	8,229,080	—	(863,099)	(863,099)
TargETFund 2045	5,336,093	—	(543,588)	(543,588)

4.

Subsequent Events – On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Series’ management agreement with the Manager. On July 29, 2008, the Series’ Board approved, with respect to each Fund, a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Funds for their approval.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 25, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 25, 2008

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.